Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Jul. 15, 2016
Document Information [Line Items]
Entity Registrant Name	Dehaier Medical Systems Ltd
Entity Central Index Key	0001474627
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	DHRM
Entity Common Stock, Shares Outstanding		6,821,889
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes